Consolidated Balance Sheets - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Assets
Goodwill	€ 6,833,000,000	€ 7,403,000,000
Other intangible assets	2,728,000,000	2,926,000,000
Rights of use	932,000,000	968,000,000
Property, plant and equipment	3,120,000,000	3,342,000,000
Investment in equity-accounted investees	97,000,000	69,000,000
Non-current financial assets
Non-current financial assets measured at fair value	339,000,000	423,000,000
Non-current financial assets at amortized cost	173,000,000	67,000,000
Total non-current financial assets	512,000,000	490,000,000
Other non-current assets		137,000,000
Deferred tax assets	416,000,000	342,000,000
Total non-current assets	14,638,000,000	15,677,000,000
Current assets
Inventories	3,296,000,000	3,560,000,000
Current contract assets	83,000,000	36,000,000
Trade and other receivables
Trade receivables	651,000,000	705,000,000
Other receivables	101,000,000	78,000,000
Current income tax assets	17,000,000	53,000,000
Trade and other receivables	769,000,000	836,000,000
Other current financial assets
Current financial assets measured at fair value		6,000,000
Current financial assets at amortized cost	36,000,000	238,000,000
Total current financial assets	36,000,000	244,000,000
Other current assets	65,000,000	72,000,000
Cash and cash equivalents	825,000,000	980,000,000
Total current assets	5,074,000,000	5,728,000,000
Total assets	19,712,000,000	21,405,000,000
Equity and liabilities
Share capital	119,603,705	119,603,705
Share premium	911,000,000	911,000,000
Reserves	4,185,000,000	4,054,000,000
Interim dividend	(102,000,000)
Treasury stock	(131,000,000)	(135,000,000)
Profit for the year attributable to the Parent	402,000,000	157,000,000
Total shareholder's equity	5,385,000,000	5,107,000,000
Cash Flow hedges	(1,000,000)
Other comprehensive Income	(5,000,000)	(9,000,000)
Other comprehensive income from financial instruments valuation	(98,000,000)	(18,000,000)
Translation differences	(10,000,000)	803,000,000
Total Other comprehensive expenses	(114,000,000)	776,000,000
Equity attributable to the Parent	5,271,000,000	5,883,000,000
Non-controlling interests	2,332,000,000	2,723,000,000
Total equity	7,603,000,000	8,606,000,000	[1]
Non-current liabilities
Grants	16,000,000	14,000,000
Provisions	119,000,000	125,000,000
Non-current financial liabilities	9,091,000,000	9,491,000,000
Other non-current liabilities	3,000,000	1,000,000
Deferred tax liabilities	861,000,000	1,012,000,000
Total non-current liabilities	10,090,000,000	10,643,000,000
Provisions	35,000,000	39,000,000
Current other financial liabilities	552,000,000	676,000,000
Trade and other payables
Suppliers	841,000,000	852,000,000
Other payables	252,000,000	210,000,000
Current income tax liabilities	25,000,000	61,000,000
Total trade and other payables	1,118,000,000	1,123,000,000
Other current liabilities	314,000,000	318,000,000
Total current liabilities	2,019,000,000	2,156,000,000
Total liabilities	12,109,000,000	12,799,000,000
Total equity and liabilities	€ 19,712,000,000	€ 21,405,000,000

[1]	(See Note 2.d)